Cover	6 Months Ended
Jun. 30, 2025
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	ELONG POWER HOLDING LIMITED.
Entity Central Index Key	0002015691
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3 Yan Jing Li Zhong Jie
Entity Address, Address Line Two	Block B
Entity Address, Address Line Three	Room 2110
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	341000
City Area Code	86
Local Phone Number	13470017223
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Creation Date	Feb. 17, 2026
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
Contact Personnel Name	Cogency Global Inc.